COMMITMENTS AND CONTINGENCIES - Operating Leases and Capital Commitments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Commitments And Contingencies [Abstract]
Less than 1 year	$ 1,383
Between 1 and 5 years	183
More than 5 years	0
Total	$ 1,566